Other investments - Schedule of other investments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of financial assets [line items]
Other current investments	$ 169	$ 222	[1]
Other non-current investments	1,276	1,341	[1]
Contingent consideration receivable relating to disposals	598	893		$ 237
Level 3
Disclosure of financial assets [line items]
Contingent consideration receivable relating to disposals	598	893
Other investments
Disclosure of financial assets [line items]
Other current investments	0	1
Other non-current investments	571	482
Other
Disclosure of financial assets [line items]
Other current investments	169	221
Other non-current investments	$ 705	$ 859

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.